RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Transactions with Related Parties

	Years ended December 31,
Transactions	2018	2019	2020
	RMB	RMB	RMB
Balance netting off with Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	(1,013)	(572)	572
Service purchased from Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	—	—	(3,401)
Service provided to Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	950	950	—
Service purchased from Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	(461)	—	(785)
Service purchased from URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Company	(428)	(873)	—
Service purchased from Beijing HJRT Technology Co, Ltd, an entity significantly influenced by a member of management team of the Company	—	—	(264)

Schedule of Balances with Related Parties

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2019	2020	2019	2020
	RMB	RMB	RMB	RMB
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	—	—	1,845	2,417
Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	—	774	—	—
Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	2,028	1,961	126	126
URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Company	202	201	—	—
Beijing HJRT Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	88	88	—	—
	2,318	3,024	1,971	2,543